Stock Plans and Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock options outstanding, Beginning Balance	1,821,722	699,662
Stock options outstanding, Granted	292,204	1,190,317
Stock options outstanding, Exercised	(163,968)	(37,559)
Stock options outstanding, Forfeited	(65,533)	(30,698)
Stock options outstanding, Ending Balance	1,884,425	1,821,722
Weighted average exercise price, Beginning Balance	$ 8.68	$ 2.24
Weighted average exercise price, Granted	14.75	12.19
Weighted average exercise price, Exercised	4.30	1.32
Weighted average exercise price, Forfeited	8.03	7.76
Weighted average exercise price, Ending Balance	$ 10.02	$ 8.68